Leases (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of market rental rates

Lease Liabilities	2023 £’000	2022 £’000	2021 £’000
At 1 January	624	766	76
Additions	–	–	720
Transfer	–	–	77
Effect of modification to lease terms	–	–	(24)
Interest expenses	28	36	29
Lease payments	(188)	(178)	(112)
At 31 December	464	624	766

Low value leases expensed in year

	2023 £’000	2022 £’000	2021 £’000
Low value leases expensed	2	3	2
	2	3	2